Document And Entity Information	12 Months Ended
Mar. 31, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	INTERNET INITIATIVE JAPAN INC
Document Type	20-F
Current Fiscal Year End Date	--03-31
Entity Common Stock, Shares Outstanding	41,295,600
Amendment Flag	false
Entity Central Index Key	0001090633
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar. 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY